UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  —  March 31, 2013 (unaudited)

Company	Shares	Value
COMMON STOCKS — 83.3%
REAL ESTATE INVESTMENT TRUSTS — 79.4%
APARTMENTS — 12.0%
American Campus Communities, Inc. (a)	25,900	$1,174,306
Apartment Investment & Management Co. (a)	28,745	881,322
Associated Estates Realty Corp. (a)	192,628	3,590,586
AvalonBay Communities, Inc. (a)	25,575	3,239,585
BRE Properties, Inc. (a)	24,800	1,207,264
Camden Property Trust	5,000	343,400
Campus Crest Communities, Inc.	1,000	13,900
Colonial Properties Trust (a)	57,800	1,306,858
Education Realty Trust, Inc. (a)	16,737	176,241
Equity Residential (a)	74,000	4,074,440
Essex Property Trust, Inc. (a)	10,500	1,581,090
Home Properties, Inc. (a)	8,000	507,360
Mid-America Apartment Communities, Inc. (a)	18,000	1,243,080
Post Properties, Inc. (a)	14,600	687,660
UDR, Inc. (a)	39,000	943,410
		20,970,502
DIVERSIFIED — 8.9%
CapLease, Inc.	149,498	952,302
Digital Realty Trust, Inc. (a)	26,000	1,739,660
DuPont Fabros Technology, Inc. (a)	16,000	388,320
EPR Properties (a)	83,650	4,353,983
Investors Real Estate Trust	25,700	253,659
Lexington Realty Trust (a)	269,058	3,174,884
One Liberty Properties, Inc.	44,712	971,145
Retail Properties of America, Inc.	30,000	444,000
Vornado Realty Trust (a)	39,335	3,289,979
Whitestone REIT	2,229	33,747
		15,601,679
FREE STANDING — 4.0%
Getty Realty Corp. (a)	22,000	444,620
National Retail Properties, Inc. (a)	134,400	4,861,248
Realty Income Corp. (a)	23,900	1,083,865
Spirit Realty Capital, Inc.	35,000	665,000
		7,054,733
HEALTH CARE — 15.1%
HCP, Inc. (a)	116,530	5,810,186
Health Care REIT, Inc. (a)	29,200	1,982,972
Healthcare Realty Trust, Inc. (a)	13,100	371,909
LTC Properties, Inc. (a)	48,600	1,979,478
Medical Properties Trust, Inc. (a)	324,320	5,202,093
National Health Investors, Inc. (a)	47,958	3,138,851
OMEGA Healthcare Investors, Inc. (a)	15,498	470,519
Sabra Health Care REIT, Inc. (a)	51,500	1,494,015
Ventas, Inc. (a)	81,397	5,958,260
		26,408,283
INDUSTRIAL — 3.2%
DCT Industrial Trust, Inc. (a)	149,500	1,106,300
EastGroup Properties, Inc. (a)	13,300	774,060
First Potomac Realty Trust (a)	15,000	222,450
ProLogis, Inc. (a)	43,088	1,722,658
STAG Industrial, Inc. (a)	81,209	1,727,316
		5,552,784
LODGING/RESORTS — 5.2%
Ashford Hospitality Trust, Inc. (a)	55,000	679,800
Chatham Lodging Trust	46,000	810,060
Chesapeake Lodging Trust (a)	71,700	1,644,798
DiamondRock Hospitality Co. (a)	55,603	517,664
FelCor Lodging Trust, Inc. (b)	10,000	59,500
Hersha Hospitality Trust (a)	390,583	2,281,005
Host Hotels & Resorts, Inc. (a)	24,000	419,760
LaSalle Hotel Properties (a)	10,000	253,800
Pebblebrook Hotel Trust (a)	43,100	1,111,549
RLJ Lodging Trust (a)	39,400	896,744
Summit Hotel Properties, Inc. (a)	36,600	383,202
Supertel Hospitality, Inc. (b)	84,642	93,952
		9,151,834
MANUFACTURED HOME — 1.5%
Sun Communities, Inc. (a)	52,256	2,577,788

MIXED OFFICE/INDUSTRIAL — 2.1%
Duke Realty Corp. (a)	46,100	782,778
Gladstone Commercial Corp.	10,477	203,987
Liberty Property Trust (a)	69,737	2,772,046
		3,758,811
MORTGAGE — 1.0%
Annaly Capital Management, Inc. (a)	85,000	1,350,650
ARMOUR Residential REIT, Inc.	60,000	391,800
		1,742,450
OFFICE — 9.7%
Alexandria Real Estate Equities, Inc. (a)	29,000	2,058,420
BioMed Realty Trust, Inc. (a)	50,000	1,080,000
Boston Properties, Inc. (a)	20,500	2,071,730
Brandywine Realty Trust (a)	145,300	2,157,705
Corporate Office Properties Trust (a)	48,500	1,293,980
Douglas Emmett, Inc. (a)	39,322	980,298
Franklin Street Properties Corp. (a)	41,695	609,581
Highwoods Properties, Inc. (a)	40,000	1,582,800
Kilroy Realty Corp. (a)	28,600	1,498,640
Mack-Cali Realty Corp. (a)	58,030	1,660,238
MPG Office Trust, Inc. (b)	24,000	66,000
SL Green Realty Corp. (a)	22,900	1,971,919
		17,031,311
REGIONAL MALLS — 6.9%
CBL & Associates Properties, Inc. (a)	84,000	1,982,400
Glimcher Realty Trust (a)	201,700	2,339,720
Pennsylvania Real Estate Investment Trust (a)	72,118	1,398,368
Simon Property Group, Inc. (a)	28,227	4,475,673
The Macerich Co. (a)	28,470	1,832,899
		12,029,060
SHOPPING CENTERS — 8.2%
Cedar Realty Trust, Inc. (a)	115,810	707,599
DDR Corp. (a)	47,000	818,740
Equity One, Inc. (a)	29,500	707,115
Excel Trust, Inc. (a)	113,568	1,550,203
Inland Real Estate Corp. (a)	136,300	1,375,267
Kimco Realty Corp. (a)	110,000	2,464,000
Kite Realty Group Trust (a)	155,503	1,048,090
Ramco-Gershenson Properties Trust (a)	137,128	2,303,751
Regency Centers Corp. (a)	15,100	798,941
Urstadt Biddle Properties (a)	41,800	909,568
Weingarten Realty Investors (a)	57,000	1,798,350
		14,481,624

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
STORAGE — 1.6%
CubeSmart (a)	25,000	$395,000
Public Storage, Inc. (a)	15,900	2,421,888
		2,816,888
Total Real Estate Investment Trusts (Cost $107,528,698)		139,177,747

OTHER — 3.9%
Beazer Homes USA, Inc. (b)	7,000	110,880
Carador PLC	5,496,600	5,833,267
Hyatt Hotels Corp. (a)(c)	12,500	540,375
Las Vegas Sands Corp.	5,000	281,750
The St. Joe Co. (a)(b)	5,000	106,250
Total Other (Cost $8,517,259)		6,872,522
Total Common Stocks (Cost $116,045,957)		146,050,269

PREFERRED STOCKS — 51.9%
REAL ESTATE INVESTMENT TRUSTS — 50.8%
APARTMENTS — 0.2%
Apartment Investment & Management Co., Series Z (a)	15,000	399,750

DIVERSIFIED — 9.6%
CapLease, Inc., Series A (a)	52,177	1,332,079
CapLease, Inc., Series B	8,840	238,768
CapLease, Inc., Series C	62,900	1,652,383
Coresite Realty Corp., Series A	30,000	786,000
Cousins Properties, Inc., Series A	19,900	510,236
Cousins Properties, Inc., Series B	20,800	528,216
Digital Realty Trust, Inc., Series F (a)	25,000	674,000
DuPont Fabros Technology, Inc., Series A (a)	10,000	269,300
DuPont Fabros Technology, Inc., Series B (a)	40,394	1,090,234
EPR Properties, Series E (d)	16,400	532,016
EPR Properties, Series F	30,000	771,000
Investors Real Estate Trust, Series B	70,000	1,841,700
LBA Realty LLC, Series B (b)	73,179	1,459,921
Lexington Realty Trust, Series D (a)	91,594	2,297,178
Retail Properties of America, Inc.	70,000	1,771,700
Winthrop Realty Trust	40,000	1,040,000
		16,794,731
HEALTH CARE — 0.9%
Sabra Health Care REIT, Inc., Series A	60,600	1,533,180

INDUSTRIAL — 1.5%
First Potomac Realty Trust, Series A	80,000	2,080,000
Terreno Realty Corp., Series A	20,000	530,600
		2,610,600
LODGING/RESORTS — 17.8%
Ashford Hospitality Trust, Series A	95,482	2,415,695
Ashford Hospitality Trust, Series D	205,756	5,189,166
Ashford Hospitality Trust, Series E	45,000	1,242,450
Chesapeake Lodging Trust, Series A	65,000	1,809,600
FelCor Lodging Trust, Inc., Series A (d)	73,000	1,812,590
FelCor Lodging Trust, Inc., Series C	124,139	3,125,820
Hersha Hospitality Trust, Series B (a)	80,498	2,115,487
Hersha Hospitality Trust, Series C	46,000	1,179,440
LaSalle Hotel Properties, Series G (a)	73,220	1,839,286
LaSalle Hotel Properties, Series I	30,000	743,100
Pebblebrook Hotel Trust, Series A (a)	14,500	388,818
Pebblebrook Hotel Trust, Series B (a)	23,500	642,725
Pebblebrook Hotel Trust, Series C	45,000	1,109,250
Strategic Hotels & Resorts, Inc., Series A (a)	65,654	1,624,936
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	1,905,141
Summit Hotel Properties, Inc.	24,500	619,360
Summit Hotel Properties, Inc., Series A	10,000	274,400
Summit Hotel Properties, Inc., Series B	8,000	207,600
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,901,157
		31,146,021
MANUFACTURED HOMES — 1.2%
Sun Communities, Inc., Series A	40,000	1,022,000
UMH Properties, Inc., Series A	37,500	997,500
		2,019,500
MIXED OFFICE/INDUSTRIAL — 0.1%
Duke Realty Corp., Series J (a)	5,218	132,172

MORTGAGE — 1.3%
ARMOUR Residential REIT, Inc., Series B	30,000	750,000
MFA Financial, Inc. (a)	20,000	530,600
NorthStar Realty Finance Corp., Series B	11,160	278,107
RAIT Financial Trust, Series A	32,285	790,983
		2,349,690
OFFICE — 4.4%
Brandywine Realty Trust, Series E (a)	23,000	608,005
Corporate Office Properties Trust, Series J	7,100	177,713
Corporate Office Properties Trust, Series L	110,000	2,894,100
Hudson Pacific Properties, Inc., Series B	20,000	537,500
Kilroy Realty Corp., Series G (a)	65,000	1,759,550
Parkway Properties, Inc., Series D	30,680	769,147
SL Green Realty Corp., Series I	40,000	1,035,200
		7,781,215
REGIONAL MALLS — 4.7%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,538,469
CBL & Associates Properties, Inc., Series E	15,000	378,600
Glimcher Realty Trust (e)	30,000	746,100
Glimcher Realty Trust, Series G (a)	111,307	2,802,710
Glimcher Realty Trust, Series H	45,000	1,181,700
Pennsylvania Real Estate Investment Trust, Series A	20,000	531,400
Pennsylvania Real Estate Investment Trust, Series B	40,000	1,027,600
		8,206,579
SHOPPING CENTERS — 9.1%
Cedar Realty Trust, Inc., Series B	119,664	3,009,549
DDR Corp., Series H (a)	75,572	1,905,926

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
DDR Corp., Series J	40,000	$1,011,600
DDR Corp., Series K	45,000	1,118,250
Excel Trust, Inc.	65,000	1,695,850
Inland Real Estate Corp., Series A	100,000	2,682,000
Kimco Realty Corp., Series I (a)	27,944	727,103
Kite Realty Group Trust, Series A	77,000	1,997,380
Saul Centers, Inc., Series C	27,000	706,590
Urstadt Biddle Properties, Series D	22,423	583,783
Urstadt Biddle Properties, Series F	20,000	539,200
		15,977,231
STORAGE — 0.0%
CubeSmart, Series A (a)	1,400	37,730
Total Real Estate Investment Trusts (Cost $81,383,597)		88,988,399

OTHER — 1.1%
Forest City Enterprises, Inc.	77,449	1,969,528
Total Other (Cost $1,884,929)		1,969,528
Total Preferred Stocks (Cost $83,268,526)		90,957,927

INVESTMENT COMPANIES — 1.5%
Blackrock Credit Allocation Income Trust	19,451	272,314
Cohen & Steers Infrastructure Fund, Inc. (a)	30,278	626,452
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,162,442
Eaton Vance Enhanced Equity Income Fund II	35,388	401,654
Nuveen Real Estate Income Fund (a)	3,700	46,287
Total Investment Companies (Cost $2,538,730)		2,509,149

SHORT-TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.05% (f) (Cost $3,230,399)	3,230,399	3,230,399

Total Investments — 138.5% (Cost $205,083,612)		242,747,744

Other assets less liabilities — (0.5)%		(773,863)

Revolving credit facility — (28.5)%		(50,000,000)

Preferred Shares, at liquidation preference — (9.5)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$175,298,881

Notes to Portfolio of Investments

(a)

As of March 31, 2013, the Fund has pledged portfolio securities with a market value of $129,516,137 as collateral in connection with its revolving credit facility. All or a portion of these shares were pledged as of March 31, 2013.

(b)	As of March 31, 2013, this security had discontinued paying distributions.
(c)	Non-dividend paying security.
(d)	Convertible into common stock.
(e)

As of March 31, 2013, the Fund held $746,100 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 0.3% of the Fund’s total investments. See Note A(2) to the notes to portfolio of investments.

(f)	Rate reflects 7 day yield as of March 31, 2013.

Notes to Portfolio of Investments

September 30, 2012 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of the Fund are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements. Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which typically approximates fair value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 – quoted prices in active markets for identical investments.

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used on March 31, 2013, in valuing the Fund’s investments:

Notes to Portfolio of Investments

March 31, 2013 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$20,970,502	$—	$—	$20,970,502
Diversified	15,601,679	—	—	15,601,679
Free Standing	7,054,733	—	—	7,054,733
Health Care	26,408,283	—	—	26,408,283
Industrial	5,552,784	—	—	5,552,784
Lodging/Resorts	9,151,834	—	—	9,151,834
Manufactured Home	2,577,788	—	—	2,577,788
Mixed Office/Industrial	3,758,811	—	—	3,758,811
Mortgage	1,742,450	—	—	1,742,450
Office	17,031,311	—	—	17,031,311
Regional Malls	12,029,060	—	—	12,029,060
Shopping Centers	14,481,624	—	—	14,481,624
Storage	2,816,888	—	—	2,816,888
Total Real Estate Investment Trusts	139,177,747	—	—	139,177,747
Other	6,872,522	—	—	6,872,522
Total Common Stocks	146,050,269	—	—	146,050,269
Preferred Stocks
Real Estate Investment Trusts
Apartments	399,750	—	—	399,750
Diversified	16,794,731	—	—	16,794,731
Health Care	1,533,180	—	—	1,533,180
Industrial	2,610,600	—	—	2,610,600
Lodging/Resorts	31,146,021	—	—	31,146,021
Manufactured Home	2,019,500	—	—	2,019,500
Mixed Office/Industrial	132,172	—	—	132,172
Mortgage	2,349,690	—	—	2,349,690
Office	7,781,215	—	—	7,781,215
Regional Malls	7,460,479	746,100	—	8,206,579
Shopping Centers	15,977,231	—	—	15,977,231
Storage	37,730	—	—	37,730
Total Real Estate Investment Trusts	88,242,299	746,100	—	88,988,399
Other	1,969,528	—	—	1,969,528
Total Preferred Stocks	90,211,827	746,100	—	90,957,927
Investment Companies	2,509,149	—	—	2,509,149
Short-Term Investments
Money Market Funds	3,230,399	—	—	3,230,399
Total Investments	$242,001,644	$746,100	$—	$242,747,744

The Fund uses broker quotes, cost at the date of purchase, issuer company financial information and other market indicators to value the securities whose prices were not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 0.75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Notes to Portfolio of Investments - continued

March 31, 2013 (unaudited)

The Fund recognizes interperiod transfers between the input levels as of the end of the period. As of March 31, 2013, securities with a total value of approximately $746,100 were valued at Level 2 due to lack of quoted market prices. As of March 31, 2013, there were no transfers between Level 1 and Level 3 and no investments in securities characterized as Level 3.

(3) Tax Information

Although subject to adjustments, the Fund’s investments for federal income tax purposes as of March 31, 2013, were as follows:

Cost	$206,827,813
Gross unrealized appreciation	$41,283,656
Gross unrealized depreciation	(5,363,725)
Net unrealized appreciation	$35,919,931

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 17, 2013

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 17, 2013